Trade and Other Receivables (Schedule of Trade and Other Receivables) (Details) - EUR (€) € in Thousands		Jun. 30, 2019	Dec. 31, 2018
Other receivables
Government authorities		€ 2,728	€ 2,706
Income receivable		5,490	3,830
Interest receivable		19	6
Current tax		218	195
Current maturities of loan to an equity accounted investee			415
Trade receivable		451	156
Forward contracts			529
Inventory		351
Loan to others			3,500
Prepaid expenses and other		2,150	1,286
Total Current Assets and other receivables		11,407	12,623
Long term receivables
Advance tax payment		861	996
Financial asset	[1]	5,326
Annual rent deposits		59	27
Other		412	432
Total Non current Assets and Long term receivables		€ 6,658	€ 1,455

[1]	Power financial hedge in respect of approximately 80% of the output of the Talasol Project for a period of 10 years. The power produced by the Talasol Project is expected to be sold in the open market for the then current market power price. The hedge transaction is expected to hedge the risks associated with fluctuating electricity market prices.